Subsequent Events - Additional Information (Detail) - USD ($)				1 Months Ended		9 Months Ended	12 Months Ended
	Mar. 12, 2024	Mar. 07, 2024	Feb. 22, 2024	Mar. 31, 2024	Feb. 28, 2023	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Oct. 07, 2021	Mar. 17, 2021	Mar. 16, 2021
Subsequent Event [Line Items]
Initial maximum amount available									$ 700,000,000
Aggregate borrowings		$ 1,097,447,335				$ 1,183,249,000	$ 1,091,787,168
Key Bank
Subsequent Event [Line Items]
Initial maximum amount available										$ 850,000,000	$ 500,000,000
Additional amount available under credit facility										350,000,000
2027 NBC Loan
Subsequent Event [Line Items]
Term	25 years
Debt instrument interest rate	6.42%
2024 Credit Facility | Key Bank
Subsequent Event [Line Items]
Initial maximum amount available			$ 650,000,000
Additional amount available under credit facility			850,000,000
Repayment of borrowings			$ 576,000,000
Maturity date			Feb. 22, 2027
Line of credit facility, term of extension options			1 year
Debt instrument, fee percentage			0.20%
2024 Credit Facility | 2027 NBC Loan
Subsequent Event [Line Items]
Aggregate borrowings		75,000,000
Net proceeds from loan		$ 55,100,000
Initial Advances under 2024 Credit Facility | Daily Simple SOFR Loans, Term SOFR Loans and CORRA Loans
Subsequent Event [Line Items]
Debt instrument, variable interest rate			175.00%
Maximum | 2024 Credit Facility | Daily Simple SOFR Loans, Term SOFR Loans and CORRA Loans
Subsequent Event [Line Items]
Debt instrument, variable interest rate			230.00%
Maximum | 2024 Credit Facility | Daily Simple SOFR Loans, Term SOFR Loans and CORRA Loans | Consolidated Leverage Ratio
Subsequent Event [Line Items]
Debt instrument, variable interest rate			225.00%
Maximum | 2024 Credit Facility | Base Rate Loans
Subsequent Event [Line Items]
Debt instrument, variable interest rate			130.00%
Maximum | 2024 Credit Facility | Base Rate Loans | Consolidated Leverage Ratio
Subsequent Event [Line Items]
Debt instrument, variable interest rate			125.00%
Maximum | 2024 Credit Facility | Key Bank
Subsequent Event [Line Items]
Initial maximum amount available			$ 1,500,000,000
Line of credit facility, annual unused fee			25.00%
Maximum | 2024 Credit Facility | Key Bank | Security Interest Termination Event
Subsequent Event [Line Items]
Capitalization rate leverage ratio			60.00%
Secured debt ratio			40.00%
Maximum | 2024 Credit Facility | Key Bank | Letter of Credit
Subsequent Event [Line Items]
Credit facility sublimits			$ 25,000,000
Maximum | 2024 Credit Facility | Key Bank | Swingline Loans
Subsequent Event [Line Items]
Credit facility sublimits			$ 25,000,000
Minimum
Subsequent Event [Line Items]
Credit facility cross default provision amount										$ 75,000,000
Minimum | 2024 Credit Facility | Daily Simple SOFR Loans, Term SOFR Loans and CORRA Loans
Subsequent Event [Line Items]
Debt instrument, variable interest rate			165.00%
Minimum | 2024 Credit Facility | Daily Simple SOFR Loans, Term SOFR Loans and CORRA Loans | Consolidated Leverage Ratio
Subsequent Event [Line Items]
Debt instrument, variable interest rate			140.00%
Minimum | 2024 Credit Facility | Base Rate Loans
Subsequent Event [Line Items]
Debt instrument, variable interest rate			65.00%
Minimum | 2024 Credit Facility | Base Rate Loans | Consolidated Leverage Ratio
Subsequent Event [Line Items]
Debt instrument, variable interest rate			40.00%
Minimum | 2024 Credit Facility | Key Bank
Subsequent Event [Line Items]
Line of credit facility, annual unused fee			15.00%
Non-recourse debt			$ 75,000,000
Minimum | 2024 Credit Facility | Key Bank | Security Interest Termination Event
Subsequent Event [Line Items]
fixed charge coverage ratio			1.5
Unsecured interest coverage ratio			2
Credit facility cross default provision amount			$ 25,000,000
Performance Based Awards
Subsequent Event [Line Items]
Vesting period							3 years
Performance Based Awards | LTIPs
Subsequent Event [Line Items]
Issuance of equity Award						270,096	271,199	113,429
Percentage of established target performance criteria						200.00%	200.00%
Performance Based Awards | LTIPs | Maximum
Subsequent Event [Line Items]
Percentage of established target performance criteria						200.00%	200.00%
Time Based Awards | LTIPs
Subsequent Event [Line Items]
Issuance of equity Award						315,962	315,915	181,664
Executive Officers | Performance Based Awards | LTIPs
Subsequent Event [Line Items]
Issuance of equity Award				270,096	271,199
Percentage of established target performance criteria				200.00%
Executive Officers | Time Based Awards | LTIPs
Subsequent Event [Line Items]
Issuance of equity Award				274,183	275,308
Vesting period				4 years	4 years
Subsequent Event | 2024 NBC Loan
Subsequent Event [Line Items]
Term		25 years
Subsequent Event | 2027 NBC Loan
Subsequent Event [Line Items]
Debt instrument interest rate		6.42%
Subsequent Event | 2024 Credit Facility | Key Bank
Subsequent Event [Line Items]
Initial maximum amount available			650,000,000
Additional amount available under credit facility			850,000,000
Repayment of borrowings			$ 576,000,000
Maturity date			Feb. 22, 2027
Line of credit facility, term of extension options			1 year
Debt instrument, fee percentage			0.20%
Subsequent Event | 2024 Credit Facility | 2027 NBC Loan
Subsequent Event [Line Items]
Aggregate borrowings		$ 75,000,000
Net proceeds from loan		$ 55,100,000
Subsequent Event | Initial Advances under 2024 Credit Facility | Daily Simple SOFR Loans, Term SOFR Loans and CORRA Loans
Subsequent Event [Line Items]
Debt instrument, variable interest rate			175.00%
Subsequent Event | Maximum | 2024 Credit Facility | Daily Simple SOFR Loans, Term SOFR Loans and CORRA Loans
Subsequent Event [Line Items]
Debt instrument, variable interest rate			230.00%
Subsequent Event | Maximum | 2024 Credit Facility | Daily Simple SOFR Loans, Term SOFR Loans and CORRA Loans | Consolidated Leverage Ratio
Subsequent Event [Line Items]
Debt instrument, variable interest rate			225.00%
Subsequent Event | Maximum | 2024 Credit Facility | Base Rate Loans
Subsequent Event [Line Items]
Debt instrument, variable interest rate			130.00%
Subsequent Event | Maximum | 2024 Credit Facility | Base Rate Loans | Consolidated Leverage Ratio
Subsequent Event [Line Items]
Debt instrument, variable interest rate			125.00%
Subsequent Event | Maximum | 2024 Credit Facility | Key Bank
Subsequent Event [Line Items]
Initial maximum amount available			$ 1,500,000,000
Line of credit facility, annual unused fee			0.25%
Subsequent Event | Maximum | 2024 Credit Facility | Key Bank | Security Interest Termination Event
Subsequent Event [Line Items]
Capitalization rate leverage ratio			60.00%
Secured debt ratio			40.00%
Subsequent Event | Maximum | 2024 Credit Facility | Key Bank | Letter of Credit
Subsequent Event [Line Items]
Credit facility sublimits			$ 25,000,000
Subsequent Event | Maximum | 2024 Credit Facility | Key Bank | Swingline Loans
Subsequent Event [Line Items]
Credit facility sublimits			$ 25,000,000
Subsequent Event | Minimum | 2024 Credit Facility | Daily Simple SOFR Loans, Term SOFR Loans and CORRA Loans
Subsequent Event [Line Items]
Debt instrument, variable interest rate			165.00%
Subsequent Event | Minimum | 2024 Credit Facility | Daily Simple SOFR Loans, Term SOFR Loans and CORRA Loans | Consolidated Leverage Ratio
Subsequent Event [Line Items]
Debt instrument, variable interest rate			140.00%
Subsequent Event | Minimum | 2024 Credit Facility | Base Rate Loans
Subsequent Event [Line Items]
Debt instrument, variable interest rate			65.00%
Subsequent Event | Minimum | 2024 Credit Facility | Base Rate Loans | Consolidated Leverage Ratio
Subsequent Event [Line Items]
Debt instrument, variable interest rate			40.00%
Subsequent Event | Minimum | 2024 Credit Facility | Key Bank
Subsequent Event [Line Items]
Line of credit facility, annual unused fee			0.15%
Non-recourse debt			$ 75,000,000
Subsequent Event | Minimum | 2024 Credit Facility | Key Bank | Security Interest Termination Event
Subsequent Event [Line Items]
fixed charge coverage ratio			0.015
Unsecured interest coverage ratio			0.02
Credit facility cross default provision amount			$ 25,000,000
Subsequent Event | Executive Officers | Performance Based Awards | LTIPs
Subsequent Event [Line Items]
Issuance of equity Award				270,096
Percentage of established target performance criteria				200.00%
Vesting period				3 years
Subsequent Event | Executive Officers | Performance Based Awards | LTIPs | Maximum
Subsequent Event [Line Items]
Percentage of established target performance criteria				200.00%
Subsequent Event | Executive Officers | Performance Based Awards | LTIPs | Minimum
Subsequent Event [Line Items]
Percentage of established target performance criteria				0.00%
Subsequent Event | Executive Officers | Time Based Awards | LTIPs
Subsequent Event [Line Items]
Issuance of equity Award				274,183
Vesting period				4 years